PLANT AND EQUIPMENT, NET (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3.7	$ 4.7	$ 4.2	$ 3.7